Subsequent Events (Details) $ in Millions				1 Months Ended										2 Months Ended	6 Months Ended
	Aug. 10, 2022 USD ($)	Aug. 03, 2022 USD ($)	Mar. 22, 2022 item	Feb. 28, 2022 item	Jan. 31, 2022 item	Jun. 30, 2021 item	May 31, 2021 item	Jul. 31, 2020 item	Jun. 30, 2020 item	May 31, 2020 item	Feb. 29, 2020 item	Mar. 31, 2018 item	Mar. 31, 2017 claim item	Jun. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)
Subsequent Event [Line Items]
Proceeds from debt | $	$ 0.3														$ 1.4
Number of patents allegedly infringed upon												4
Convertible Debt [Member]
Subsequent Event [Line Items]
Proceeds from debt | $		$ 0.3												$ 1.4
ParkerVision v. LG Electronics [Member]
Subsequent Event [Line Items]
Number of additional patents allegedly infringed upon						2
ParkerVision V. Intel (Western District of Texas) [Member]
Subsequent Event [Line Items]
Number of patents allegedly infringed upon										2	8
ParkerVision V. Intel (Western District of Texas) [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of patents allegedly infringed upon				2
Number of additional patents allegedly infringed upon				6
Intel v. ParkerVision (PTAB) [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of patents allegedly infringed upon					2
Number of additional patents allegedly infringed upon					1
Number of patents subject to Inter Partes review					2
Number of claims to institute trial					7
Number of patents found infringed upon					1
ParkerVision v. Intel II (Western District of Texas) [Member]
Subsequent Event [Line Items]
Number of patents allegedly infringed upon								2	1
ParkerVision v. Qualcomm (Middle District of Florida) [Member]
Subsequent Event [Line Items]
Number of patents allegedly infringed upon | claim													6
Number of patents found infringed upon													2
ParkerVision v. Qualcomm (Middle District of Florida) [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of patents allegedly infringed upon			3
ParkerVision v. TCL (Western District of Texas) [Member]
Subsequent Event [Line Items]
Number of additional patents allegedly infringed upon										2
Number of patents subject to Inter Partes review							2